Bank and Other Borrowings - Summary of Long-term Bank and Other Borrowings (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 26,546	$ 23,698	$ 12,163
Less: current portion	5,925	7,564	3,038
Total long-term portion	$ 20,621	$ 16,134	9,125
Contractual Interest Rate, Percentage	1.00%	1.00%
Unicredit S.p.A. (Line A Tranche (1)
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 3,219	$ 3,609	$ 5,038
Maturity	2023-01	2023-01
Contractual Interest Rate	Euribor 3 months + 3.10%	Euribor 3 months + 3.10%
Contractual Interest Rate, Percentage	3.10%	3.10%
Interest Nominal Rate	2.80%	2.80%	2.80%
Unicredit S.p.A. (Line A Tranche (2)
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 151	$ 167	$ 228
Maturity	2023-05	2023-05
Contractual Interest Rate	Euribor 3 months + 3.10%	Euribor 3 months + 3.10%
Contractual Interest Rate, Percentage	3.10%	3.10%
Interest Nominal Rate	2.80%	2.80%	2.80%
Unicredit S.p.A. (Line B)
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 2,941	$ 3,229	$ 3,770
Maturity	2023-11	2023-11
Contractual Interest Rate	Euribor 3 months + 2.90%	Euribor 3 months + 2.90%
Contractual Interest Rate, Percentage	2.90%	2.90%
Interest Nominal Rate	2.60%	2.60%	2.60%
Unicredit S.p.A. (Line C)
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 2,497	$ 2,787
Maturity	2023-02	2023-02
Contractual Interest Rate	Euribor 3 months + 3.90%	Euribor 3 months + 3.90%
Contractual Interest Rate, Percentage	3.90%	3.90%
Interest Nominal Rate	3.53%	3.53%
Intesa San Paolo S.p.A. (Line 1)
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 834	$ 988	$ 1,572
Maturity	2021-10	2021-10
Contractual Interest Rate	Euribor 3 months + 1.80%	Euribor 3 months + 1.80%
Contractual Interest Rate, Percentage	1.80%	1.80%
Interest Nominal Rate	1.88%	1.88%	1.51%
Intesa San Paolo S.p.A. (Line 2)
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 3,841	$ 4,183
Maturity	2023-10	2023-10
Contractual Interest Rate	Euribor 3 months + 2.60%	Euribor 3 months + 2.60%
Contractual Interest Rate, Percentage	2.60%	2.60%
Interest Nominal Rate	2.60%	2.60%
UBI Banca S.p.A. (Line 1)
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 257	$ 332	$ 625
Maturity	2021-02	2021-02
Contractual Interest Rate, Percentage	1.25%	1.25%
Interest Nominal Rate	1.25%	1.25%	1.25%
UBI Banca S.p.A. (Line 2)
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 1,198	$ 1,499
Maturity	2021-04	2021-04
Contractual Interest Rate	Euribor 3 months +1.95%	Euribor 3 months +1.95%
Contractual Interest Rate, Percentage	1.95%	1.95%
Interest Nominal Rate	1.55%	1.55%
Monte dei Paschi di Siena S.p.A. (Line 1)
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 457	$ 521
Maturity	2022-04
Contractual Interest Rate, Percentage	0.95%
Interest Nominal Rate	0.95%	0.95%
Monte dei Paschi di Siena S.p.A. (Line 2)
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 2,190
Maturity	2023-06
Contractual Interest Rate, Percentage	1.50%
Interest Nominal Rate	1.50%
Banco Popolare di Milano S.p.A. (Line 2)
Bank and Other Borrowings [Line Items]
Total Financial Liabilities		$ 3,893
Maturity	2022-09	2022-09
Contractual Interest Rate	Euribor 3 months + 2.00%	Euribor 3 months + 2.00%
Contractual Interest Rate, Percentage	2.00%	2.00%
Interest Nominal Rate		2.00%
Banco Popolare di Milano S.p.A. (Line 1)
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 1,312	$ 1,336
Maturity	2023-06	2023-06
Contractual Interest Rate	Euribor 3 months + 2.00%	Euribor 3 months + 2.00%
Contractual Interest Rate, Percentage	2.00%	2.00%
Interest Nominal Rate	2.00%	2.00%
Banco Popolare di Milano S.p.A. (Line 3)
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 6,517
Maturity	2024-03
Contractual Interest Rate	Euribor 3 months + 3.00%
Contractual Interest Rate, Percentage	3.00%
Interest Nominal Rate	2.16%
Simest 1
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 275	$ 280	$ 382
Maturity	2022-12	2022-12
Contractual Interest Rate, Percentage	0.50%	0.50%
Interest Nominal Rate	0.50%	0.50%	0.50%
Simest 2
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 273	$ 279	$ 379
Maturity	2022-12	2022-12
Contractual Interest Rate, Percentage	0.50%	0.50%
Interest Nominal Rate	0.50%	0.50%	0.50%
Simest 3
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 503	$ 512
Maturity	2022-12	2022-12
Contractual Interest Rate, Percentage	0.50%	0.50%
Interest Nominal Rate	0.50%	0.50%
Finlombarda S.p.A.
Bank and Other Borrowings [Line Items]
Total Financial Liabilities	$ 81	$ 83	$ 169
Maturity	2020-12	2020-12
Contractual Interest Rate, Percentage	0.50%	0.50%
Interest Nominal Rate	0.50%	0.50%	0.50%
Monte dei Paschi di Siena S.p.A.
Bank and Other Borrowings [Line Items]
Total Financial Liabilities		$ 521
Maturity		2022-04
Contractual Interest Rate, Percentage		0.95%
Interest Nominal Rate		0.95%